VESSELS AND EQUIPMENT, NET - Narrative (Details)	1 Months Ended		3 Months Ended	6 Months Ended
	Mar. 31, 2023 USD ($) vessel	Feb. 28, 2023 USD ($) dwt vessel	Jun. 30, 2023 USD ($) vessel	Jun. 30, 2023 USD ($) vessel	Jun. 30, 2022 USD ($)	Dec. 31, 2022 USD ($) vessel
Property, Plant and Equipment [Line Items]
Deferred charter revenue			$ 30,949,000	$ 30,949,000		$ 29,153,000
Transfer from newbuildings				143,300,000
Depreciation				64,087,000	$ 64,968,000
Finance leased asset, depreciation				$ 7,412,000
Kamsarmax
Property, Plant and Equipment [Line Items]
Number of newbuildings acquired | vessel			4	4
Newcastlemax Vessels
Property, Plant and Equipment [Line Items]
Number of vessels at period end | vessel			18	18		13
Number of vessels acquired | vessel		6		5
Vessel tonnage | dwt		208,000
Asset acquisition, consideration transferred		$ 291,000,000		$ 241,000,000
Duration of time charter		36 months
Daily time charter rate		$ 21,000
Deposit percentage				0.10
Deposit amount				$ 5,000,000
Newcastlemax Vessels | Time charter revenues
Property, Plant and Equipment [Line Items]
Number of vessels acquired | vessel				5
Total deferred charter revenue			$ 6,300,000	$ 6,300,000
Deferred charter revenue, asset			600,000	600,000
Deferred charter revenue			$ 6,900,000	$ 6,900,000
Capesize Vessels
Property, Plant and Equipment [Line Items]
Number of vessels at period end | vessel			33	33		35
Panamax Vessels
Property, Plant and Equipment [Line Items]
Number of vessels at period end | vessel			30	30		27
Number of vessels held for sale | vessel	1
Capesize vessels, Golden Feng and Golden Shui
Property, Plant and Equipment [Line Items]
Number of vessels held for sale | vessel	2
Proceeds from sale of vessels	$ 43,600,000
Impairment loss on vessels held for sale	$ 11,800,000			$ 11,800,000
Ballast Water Treatment System
Property, Plant and Equipment [Line Items]
Aggregate capitalized costs				2,600,000
Scrubbers Installation
Property, Plant and Equipment [Line Items]
Aggregate capitalized costs				5,900,000
Vessels and Equipment
Property, Plant and Equipment [Line Items]
Transfer from newbuildings				143,305,000
Aggregate capitalized costs				247,304,000
Depreciation				$ 56,675,000